Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Dec. 09, 2025	Dec. 04, 2025	Dec. 03, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We expect to grant equity awards on an annual basis at approximately the same time every year and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment or promotion. We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	We expect to grant equity awards on an annual basis at approximately the same time every year and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment or promotion. We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information,
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Approval Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award(1)
Percentage Change in
the Closing Market
Price of the Securities
Underlying the Award
Between the Trading
Day Ending
Immediately Prior to
the Disclosure of
Material Nonpublic
Information and the
Trading Day
Beginning
Immediately
Following the
Disclosure of Material
Nonpublic
Information(2)

Percentage Change in
the Closing Market
Price of the Securities
Underlying the Award
Between the Trading
Day Ending
Immediately Prior to
the Disclosure of
Material Nonpublic
Information and the
Trading Day
Beginning
Immediately
Following the
Disclosure of Material
Nonpublic
Information(3)

Jon Kemp	12/3/2025	11/1/2025	166,022	80.28	$6,000,035	1.3%	(1.7)%
Matthew Harbaugh	12/3/2025	11/1/2025	49,807	80.28	$1,800,025	1.3%	(1.7)%
Chuck Xu	12/3/2025	11/1/2025	41,506	80.28	$1,500,027	1.3%	(1.7)%
Kathleen Fortebuono	12/3/2025	11/1/2025	14,527	80.28	$525,006	1.3%	(1.7)%
Peter Hennessey	12/3/2025	11/1/2025	25,941	80.28	$937,508	1.3%	(1.7)%
(1)Amounts represent the grant date fair value of the award in accordance with the same standard applied for financial accounting purposes, ASC 718 using the assumptions discussed in Note 19 to the consolidated financial statements in our Annual Report on Form 10-K for the year ended December 31, 2025.
(2)Reflects the percentage change in the closing price per share of our common stock on December 9, 2025 (the trading day ending immediately prior to the filing of a Current Report on Form 8-K) of $85.09 and the closing price per share of our common stock on December 10, 2025 (the next trading day beginning immediately following Qnity’s filing of a Current Report on Form 8-K) of $86.20.
(3)Reflects the percentage change in the closing price per share of our common stock on December 4, 2025 (the trading day ending immediately prior to the filing of a Current Report on Form 8-K) of $83.46 and the closing price per share of our common stock on December 5, 2025 (the next trading day beginning immediately following the filing of a Current Report on Form 8-K) of $82.04.

Jon Kemp [Member]
Awards Close in Time to MNPI Disclosures
Name				Jon Kemp
Underlying Securities | shares				166,022
Exercise Price | $ / shares				$ 80.28
Fair Value as of Grant Date | $				$ 6,000,035
Underlying Security Market Price Change		1.3	1.7
Matthew Harbaugh [Member]
Awards Close in Time to MNPI Disclosures
Name				Matthew Harbaugh
Underlying Securities | shares				49,807
Exercise Price | $ / shares				$ 80.28
Fair Value as of Grant Date | $				$ 1,800,025
Underlying Security Market Price Change		1.3	1.7
Chuck Xu [Member]
Awards Close in Time to MNPI Disclosures
Name				Chuck Xu
Underlying Securities | shares				41,506
Exercise Price | $ / shares				$ 80.28
Fair Value as of Grant Date | $				$ 1,500,027
Underlying Security Market Price Change		1.3	1.7
Kathleen Fortebuono [Member]
Awards Close in Time to MNPI Disclosures
Name				Kathleen Fortebuono
Underlying Securities | shares				14,527
Exercise Price | $ / shares				$ 80.28
Fair Value as of Grant Date | $				$ 525,006
Underlying Security Market Price Change		1.3	1.7
Peter Hennessey [Member]
Awards Close in Time to MNPI Disclosures
Name				Peter Hennessey
Underlying Securities | shares				25,941
Exercise Price | $ / shares				$ 80.28
Fair Value as of Grant Date | $				$ 937,508
Underlying Security Market Price Change		1.3	1.7